UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

MARTIN CURRIE EMERGING MARKETS FUND

FORM N-Q

JUNE 30, 2015

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited)	June 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 87.8%
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 1.7%
Hyundai Mobis Co., Ltd.	257	$48,845

Automobiles - 2.6%
Brilliance China Automotive Holdings Ltd.	50,000	78,049

Hotels, Restaurants & Leisure - 2.2%
Genting Malaysia Berhad	37,100	41,299
MGM China Holdings Ltd.	14,400	23,555

Total Hotels, Restaurants & Leisure		64,854

Media - 4.1%
Naspers Ltd., Class N Shares	776	120,871

TOTAL CONSUMER DISCRETIONARY		312,619

CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 4.0%
BGF Retail Co., Ltd.	387	55,511
Magnit PJSC, GDR	1,100	61,226	(a)(b)

Total Food & Staples Retailing		116,737

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
CNOOC Ltd.	32,000	45,493
Cosan Ltd., Class A Shares	6,000	36,960
LUKOIL, ADR	1,156	50,870

TOTAL ENERGY		133,323

FINANCIALS - 23.4%
Banks - 19.3%
Banco Santander Chile, ADR	2,100	42,525
CIMB Group Holdings Berhad	31,800	46,103
Credicorp Ltd.	607	84,324
CTBC Financial Holding Co., Ltd.	115,000	90,570
Industrial & Commercial Bank of China Ltd., Class H Shares	222,000	176,133
OTP Bank PLC	2,034	40,259
PT Bank Rakyat Indonesia	47,100	36,564
State Bank of India, GDR	1,200	49,620	(a)

Total Banks		566,098

Insurance - 1.7%
China Taiping Insurance Holdings Co., Ltd.	14,000	50,299	*

Real Estate Investment Trusts (REITs) - 2.4%
Fibra Uno Administracion SA de CV	14,100	33,533
Macquarie Mexico Real Estate Management SA de CV	27,300	37,848	*

Total Real Estate Investment Trusts (REITs)		71,381

TOTAL FINANCIALS		687,778

See Notes to Schedule of Investments.

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 0.6%
St. Shine Optical Co., Ltd.	1,000	$15,914

Pharmaceuticals - 2.4%
Aspen Pharmacare Holdings Ltd.	2,421	71,639

TOTAL HEALTH CARE		87,553

INDUSTRIALS - 3.9%
Commercial Services & Supplies - 1.6%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,000	46,219

Road & Rail - 1.3%
Localiza Rent A Car SA	4,000	39,484

Transportation Infrastructure - 1.0%
Wilson Sons Ltd., BDR	2,800	28,008

TOTAL INDUSTRIALS		113,711

INFORMATION TECHNOLOGY - 24.3%
Electronic Equipment, Instruments & Components - 1.2%
Delta Electronics Inc.	7,000	35,846

Internet Software & Services - 6.1%
Media Tek Inc.	4,000	54,709
Tencent Holdings Ltd.	6,200	123,815

Total Internet Software & Services		178,524

IT Services - 2.9%
Cognizant Technology Solutions Corp., Class A Shares	1,400	85,526	*

Semiconductors & Semiconductor Equipment - 4.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,200	140,802

Technology Hardware, Storage & Peripherals - 9.3%
Lenovo Group Ltd.	56,000	77,590
Samsung Electronics Co., Ltd.	141	160,283
Simplo Technology Co., Ltd.	8,000	37,077

Total Technology Hardware, Storage & Peripherals		274,950

TOTAL INFORMATION TECHNOLOGY		715,648

MATERIALS - 6.0%
Chemicals - 4.1%
LG Chem Ltd.	196	48,936
Mexichem SA de CV	9,400	27,152
PTT Global Chemical PCL	21,400	43,877	(b)

Total Chemicals		119,965

Metals & Mining - 1.2%
Southern Copper Corp.	1,200	35,292

Paper & Forest Products - 0.7%
Duratex SA	8,500	19,848

TOTAL MATERIALS		175,105

TELECOMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 3.1%
China Unicom (Hong Kong) Ltd.	40,000	62,852
Telkom South Africa SOC Ltd.	5,316	28,022	*

Total Diversified Telecommunication Services		90,874

See Notes to Schedule of Investments.

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY		SHARES	VALUE
Wireless Telecommunication Services - 5.0%
MTN Group Ltd.		2,972	$55,881
PT Tower Bersama Infrastructure Tbk		54,500	37,709
Turkcell Iletisim Hizmetleri AS		11,948	55,057	*

Total Wireless Telecommunication Services			148,647

TOTAL TELECOMMUNICATION SERVICES			239,521

TOTAL COMMON STOCKS (Cost - $2,663,250)			2,581,995

INVESTMENTS IN UNDERLYING FUNDS - 8.0%
iShares MSCI India ETF		4,500	136,395
WisdomTree India Earnings Fund		4,500	97,515

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $237,178)			233,910

PREFERRED STOCKS - 1.8%
FINANCIALS - 1.8%
Banks - 1.8%
Itau Unibanco Holding SA (Cost - $52,837)		4,900	53,931

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,953,265)			2,869,836

	RATE
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $39,806)	0.103%	39,806	39,806

TOTAL INVESTMENTS - 99.0% (Cost - $2,993,071#)			2,909,642
Other Assets in Excess of Liabilities - 1.0%			30,319

TOTAL NET ASSETS - 100.0%			$2,939,961

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
BDR	— Brazilian Depositary Receipts
ETF	— Exchange Traded Fund
GDR	— Global Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Martin Currie Emerging Markets Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$55,511	$61,226	—	$116,737
Materials	131,228	43,877	—	175,105
Other common stocks	2,290,153	—	—	2,290,153
Investments in underlying funds	233,910	—	—	233,910
Preferred stocks	53,931	—	—	53,931

Total long-term investments	$2,764,733	$105,103	—	$2,869,836

Short-term investments†	39,806	—	—	39,806

Total investments	$2,804,539	$105,103	—	$2,909,642

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,181
Gross unrealized depreciation	(115,610)

Net unrealized depreciation	$(83,429)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015